Share Capital - Schedule of Derivative Liabilities Fair Value (Details) - Warrant [Member] $ in Thousands	6 Months Ended
Mar. 31, 2025 USD ($)
Schedule of Derivative Liabilities Fair Value [Line items]
Initial recognition on October 1, 2024	$ 2,771
Value of warrants exercised	(11)
Change in fair value	(897)
Foreign exchange impact	(123)
Balance, March 31, 2025	$ 1,740